STATEMENTS OF NET ASSETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Investment in The Prudential Variable Contract Real Property Partnership	$ 9,721,949	$ 9,497,031
Net Assets	9,721,949	9,497,031
NET ASSETS, representing:
Equity of contract owners	6,995,514	7,172,574
Equity of Pruco Life Insurance Company of New Jersey	2,726,435	2,324,457
Net Assets	$ 9,721,949	$ 9,497,031
Portfolio shares held (in shares)	199,660	204,595
Portfolio net asset value per share (in dollars per share)	$ 48.69	$ 46.42
Contract owner units outstanding (in shares)	1,713,035	1,834,551